ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

New Century Logistics (BVI) Limited was incorporated in the British Virgin Islands (“BVI”). The Company conducts its primary operations of provision of freight forwarding and ancillary logistics services in Hong Kong through its principal subsidiaries that are incorporated and domiciled in Hong Kong.

Initial Public Offering

On December 18, 2024, the Company was listed following the completion of the share offering. The Company began trading under the ticker symbol “NCEW” on this date. On December 19, 2024, the Company closed its initial public offering to 1,500,000 Class A Ordinary Shares. The Offering was conducted on a firm commitment basis, with no over-allotment exercised by the Underwriters as of December 19, 2024. After deducting certain underwriting expenses, the Company received net proceeds of US$4,983,761.

Details of the Company and its subsidiaries (the “Company”) are set out in the table as follows:

	Date of	Percentage of effective ownership		Place of
Name	incorporation	2024	2025	incorporation	Principal activities
New Century Logistics (BVI) Limited	April 24, 2019	Parent	Parent	BVI	Investment holdings

Top Wise International Limited	January 3, 2025	N/A	100% (Direct)	Hong Kong	Inactive

New Century Logistics Company Limited	July 31, 2002	100% (Direct)	100% (Direct)	Hong Kong	Provision of freight forwarding and ancillary logistics services

NCL USA Development Company Limited	January 22, 2025	N/A	100% (Direct)	USA	Inactive

NCEW Investment Consultancy Limited (formerly known as GLF Cargo Services Limited)	August 15, 2016	100% (Indirect)	100% (Indirect)	Hong Kong	Provision of consultancy services

Win-Tec Transportation Company Limited	June 28, 2005	100% (Indirect)	100% (Indirect)	Hong Kong	Provision of warehousing and distribution, X-ray, gate charge and palletization services

Sky Prime Films Production Limited	June 8, 2016	N/A	100% (Indirect)	Hong Kong	Dormant

Easy Affinity Credit Limited	December 21, 2015	N/A	100% (Indirect)	Hong Kong	Inactive

NCEW PayConnect Limited	June 19, 2025	N/A	51% (Indirect)	Hong Kong	Inactive